INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Revenues	$ 26,236	$ 22,071	$ 49,202	$ 33,062	$ 23,478
Restricted Deposit Non Current	159		164	150
Michigan Joint Operation [Member]
Disclosure of joint ventures [line items]
Revenues	24,196	22,585	49,779	24,665	20,675
Company share of Joint Venture net assets (liabilities)	746		745	240
Outstanding amount			1,715	194
Michigan Joint Operation [Member] | Development Services [Member]
Disclosure of joint ventures [line items]
Revenues	700	700	1,400	1,000	600
Michigan Joint Operation [Member] | Royalty Revenues [Member]
Disclosure of joint ventures [line items]
Revenues	900	900	1,900	1,000	800
Neopollard Interactive Llc [Member]
Disclosure of joint ventures [line items]
Revenues	31,695	4,888	18,032	3,740	1,127
Restricted Deposit Non Current			3,800	2,000	1,100
Company share of Joint Venture net assets (liabilities)	(1,101)		(1,025)	603
Outstanding amount			1,477	56
Neopollard Interactive Llc [Member] | Development Services [Member]
Disclosure of joint ventures [line items]
Revenues	$ 3,700	$ 1,700	$ 4,400	$ 2,900	$ 1,200